Equity - Other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations	R$ (41,266)	R$ (18,243)
Accounts receivable from card issuers at fair value	(348,529)	(413,398)
Unrealized loss on cash flow hedge	(197,188)	(261,366)	R$ 261,366
Fair value of equity instruments designated at fair value	254,353	252,441
Effects of hyperinflationary accounting	12,181	7,865
Changes in the fair value of equity instruments designated at fair value	R$ (320,449)	R$ (432,701)